Acquisitions - Consideration (Details) R in Millions, $ in Millions		10 Months Ended		12 Months Ended
	Mar. 15, 2024 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Mar. 15, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid				R 2,690	R (471)	R 1,132
Reldan Group
Disclosure of detailed information about business combination [line items]
Consideration paid	R 2,943
Fair value of NCI put liability	109
Total consideration	3,052
Transaction related costs		R 23	$ 1.0
Cash consideration	R 2,920						$ 155.9
Reldan Group | Minimum
Disclosure of detailed information about business combination [line items]
Debt term				3 years
Reldan Group | Maximum
Disclosure of detailed information about business combination [line items]
Debt term				5 years